GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
The changes in Goodwill were as follows:

In millions of dollars	Institutional Clients Group	Personal Banking and Wealth Management	Legacy Franchises	Total
Balance at December 31, 2018	$9,093	$10,173	$2,780	$22,046
Foreign exchange translation	389	(158)	(151)	80
Balance at December 31, 2019	$9,482	$10,015	$2,629	$22,126
Foreign exchange translation	(1)	7	30	36
Balance at December 31, 2020	$9,481	$10,022	$2,659	$22,162
Foreign exchange translation	(266)	(296)	179	(383)
Divestitures(1)	—	(9)	(471)	(480)
Balance at December 31, 2021	$9,215	$9,717	$2,367	$21,299

(1)    Goodwill allocated primarily to the Australia and the Philippines consumer banking businesses, which were reclassified as HFS during 2021. See Note 2 to the Consolidated Financial Statements..

Components of intangible assets, finite-lived
The components of intangible assets were as follows:

	December 31, 2021			December 31, 2020
In millions of dollars	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Purchased credit card relationships	$5,579	$4,348	$1,231	$5,648	$4,229	$1,419
Credit card contract-related intangibles(1)	3,912	1,372	2,540	3,929	1,276	2,653
Core deposit intangibles	39	39	—	45	44	1
Other customer relationships	429	305	124	455	314	141
Present value of future profits	31	29	2	32	30	2
Indefinite-lived intangible assets	183	—	183	190	—	190
Other	37	26	11	72	67	5
Intangible assets (excluding MSRs)	$10,210	$6,119	$4,091	$10,371	$5,960	$4,411
Mortgage servicing rights (MSRs)(2)	404	—	404	336	—	336
Total intangible assets	$10,614	$6,119	$4,495	$10,707	$5,960	$4,747

(1)     Primarily reflects contract-related intangibles associated with the American Airlines, The Home Depot, Costco and AT&T credit card program agreements, which represented 97% of the aggregate net carrying amount as of December 31, 2021.
(2) See Note 21 for additional information on Citi’s MSRs,.
Components of intangible assets, indefinite-lived
The components of intangible assets were as follows:

	December 31, 2021			December 31, 2020
In millions of dollars	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Purchased credit card relationships	$5,579	$4,348	$1,231	$5,648	$4,229	$1,419
Credit card contract-related intangibles(1)	3,912	1,372	2,540	3,929	1,276	2,653
Core deposit intangibles	39	39	—	45	44	1
Other customer relationships	429	305	124	455	314	141
Present value of future profits	31	29	2	32	30	2
Indefinite-lived intangible assets	183	—	183	190	—	190
Other	37	26	11	72	67	5
Intangible assets (excluding MSRs)	$10,210	$6,119	$4,091	$10,371	$5,960	$4,411
Mortgage servicing rights (MSRs)(2)	404	—	404	336	—	336
Total intangible assets	$10,614	$6,119	$4,495	$10,707	$5,960	$4,747

(1)     Primarily reflects contract-related intangibles associated with the American Airlines, The Home Depot, Costco and AT&T credit card program agreements, which represented 97% of the aggregate net carrying amount as of December 31, 2021.
(2) See Note 21 for additional information on Citi’s MSRs,.
Changes in intangible assets	The changes in intangible assets were as follows:

	Net carrying amount at	Acquisitions/				Net carrying amount at
In millions of dollars	December 31, 2020	renewals/ divestitures	Amortization	Impairments	FX translation and other	December 31, 2021
Purchased credit card relationships(1)	$1,419	$(15)	$(171)	$—	$(2)	$1,231
Credit card contract-related intangibles(2)	2,653	29	(140)	(1)	(1)	2,540
Core deposit intangibles	1	—	(1)	—	—	—
Other customer relationships	141	20	(24)	—	(13)	124
Present value of future profits	2	—	—	—	—	2
Indefinite-lived intangible assets	190	—	—	—	(7)	183
Other	5	29	(24)	—	1	11
Intangible assets (excluding MSRs)	$4,411	$63	$(360)	$(1)	$(22)	$4,091
Mortgage servicing rights (MSRs)(3)	336					404
Total intangible assets	$4,747					$4,495

(1)Reflects intangibles for the value of cardholder relationships, which are discrete from partner contract-related intangibles, and includes credit card accounts primarily in the Costco, Macy’s and Sears portfolios.
(2)Primarily reflects contract-related intangibles associated with the American Airlines, The Home Depot, Costco and AT&T credit card program agreements, which represent 97% and 96% of the aggregate net carrying amount at December 31, 2021 and 2020, respectively.
(3)See Note 21 for additional information on Citi’s MSRs, including the rollforward from 2020 to 2021.